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                       [GREENBERG TRAURIG, LLP LETTERHEAD]


John C. Kirkland
Tel. 310.586.7786
Fax 310.586.0286
KirklandJ@gtlaw.com


December 19, 2005

BY EDGAR

Securities and Exchange Commission
450 5th Street, N.W.
Judiciary Plaza
Washington, D.C. 20549


Re:     Clearant, Inc.
        Registration Statement on Form S-3
        File No. 333-129947

Ladies and Gentlemen:

We are transmitting herewith an amendment to registration statement on Form S-3/A, for filing on behalf of our client Clearant, Inc. (the "Company"), relating to the resale registration of shares of common stock of the Company on behalf of the Selling Stockholders named therein.

Please feel free to contact me by telephone at 310.586.7786 or by fax at
310.586.0286 with any questions.

Sincerely,

/s/ JOHN C. KIRKLAND

John C. Kirkland
JCK:mb

cc:  Andrew Jacobson, Esq.